Long-term Debt (Narrative I) (Details) $ in Thousands				12 Months Ended
	Jul. 02, 2024 USD ($)	Jun. 29, 2023 USD ($)	Jun. 22, 2021 USD ($)	Dec. 31, 2025 USD ($) Vessels	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of Debt				$ 0	$ (3,475)	$ (748)
Minimum cash deposits required to be maintained				18,000	19,000	$ 20,000
Debt issuance costs				$ 6,380	$ 7,973
Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels collateral for debt | Vessels				31
Loan margin percent				6.10%	7.30%
Collateral amount				$ 621,566
Minimum cash deposits required to be maintained				$ 18,000	$ 19,000
8.375% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date				Jun. 22, 2021
Loan amount			$ 125,000
Redemption price, percentage	103.35%
Gain (loss) on extinguishment of Debt	$ (3,475)	$ 159
Repurchased bonds		5,851
Nominal value of bond repurchased		5,900
Debt extinguishment, amount	61,250
Debt refinanced, amount excluding extinguishment	57,850
Debt issuance costs	5,336	$ 208
8.375% Senior Unsecured Bond [Member] | Officers And Directors
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt			$ 21,000
8.75% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Loan amount	$ 175,000
Interest rate, stated percentage	8.75%
8.75% Senior Unsecured Bond [Member] | July 2027 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	103.50%
8.75% Senior Unsecured Bond [Member] | January 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	102.625%
8.75% Senior Unsecured Bond [Member] | July 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	101.75%
8.75% Senior Unsecured Bond [Member] | January 2029 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	100.00%